CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	6 Months Ended						12 Months Ended
	Dec. 31, 2016	Jun. 25, 2016	Dec. 26, 2015	Jun. 27, 2015	Dec. 27, 2014	Jun. 28, 2014	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share (in dollars per share)	$ 0.450	$ 0.420	$ 0.420	$ 0.400	$ 0.400	$ 0.210
Issuance of shares under employee stock plans (in shares)							6,813	30,213	15,639
Issuance of shares under stock grant programs (in shares)							135,757	75,604	77,970
Issuance of shares under deferred compensation plans (in shares)							57,790	65,054	49,337
Repurchase of shares (in shares)							0	13,613	105,012